SCHEDULE OF VALUATION ALLOWANCE OF DEFERRED TAX ASSETS (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 6,103,318	$ 6,616,606
Reversals	(3,876,924)	(513,288)
Balance at end of the year	$ 2,226,394	$ 6,103,318